Consolidated Income Statements - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Interest income		¥ 3,393,743	¥ 3,342,131
Interest expense		2,038,251	2,157,113
Net interest income		1,355,492	1,185,018
Fee and commission income		850,793	788,350
Fee and commission expense		154,302	150,434
Net fee and commission income		696,491	637,916
Net trading loss		(9,833)	(179,020)
Net income (loss) from financial assets and liabilities at fair value through profit or loss		137,549	(10,731)
Net investment income		70,018	72,343
Net gains (losses) arising from derecognition of financial assets at amortized cost	[1]	1,777	(1,822)
Other income	[1]	114,319	40,982
Total operating income	[1]	2,365,813	1,744,686
Impairment charges on financial assets		71,815	105,062
Net operating income	[1]	2,293,998	1,639,624
General and administrative expenses		1,251,493	1,186,749
Other expenses	[1]	145,870	182,141
Operating expenses	[1]	1,397,363	1,368,890
Share of post-tax profit of associates and joint ventures		68,534	47,454
Profit before tax		965,169	318,188
Income tax expense		192,292	52,692
Net profit		772,877	265,496
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.		742,848	250,215
Non-controlling interests		8,430	2,127
Other equity instruments holders		¥ 21,599	¥ 13,154
Earnings per share:
Basic	[2]	¥ 192.6	¥ 63.75
Diluted	[2]	¥ 192.56	¥ 63.74

[1]	For the six months ended September 30, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in the same period in the previous year but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.
[2]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2025.